Summary of Significant Accounting Policies (Details) - Schedule of revenue by recognition over time vs at point in time - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,122,324	$ 6,294,667	$ 1,333,930
Revenue by recognition over time [Member]
Disaggregation of Revenue [Line Items]
Total revenues
Revenue by recognition at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,122,324	$ 6,294,667	$ 1,333,930